CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Loans receivable, fair value	[1]	¥ 1,650,115	¥ 1,210,590
Receivables from customers, fair value		39,107	86,839
Receivable from other than customers			10,362
Securities purchased under agreements to resell, fair value		303,499	297,653
Trading assets, securities pledged as collateral		17,509,934	15,230,817
Trading assets, fair value		7,043	14,328
Private equity investments, fair value		18,033	10,770
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		459,954	426,081
Securities pledged as collateral		0	17,823
Other, fair value		168,780	169,080
Short-term borrowings, fair value		476,212	710,629
Deposits received at banks, fair value		159,505	71,156
Securities sold under agreements to repurchase, fair value		666,985	411,847
Securities loaned, fair value		82,136	104,606
Other liabilities, fair value		34,984	52,110
Long-term borrowings, fair value		¥ 4,957,581	¥ 4,557,326
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,233,562,601	3,233,562,601
Outstanding		3,003,679,324	3,017,804,012
Common stock held in treasury, shares		229,883,277	215,758,589
Asset Pledged as Collateral [Member]
Trading assets, securities pledged as collateral		¥ 5,656,626	¥ 4,643,412
Equity Securities [Member]
Securities pledged as collateral		953	606
Other Affiliates [Member]
Securities pledged as collateral		¥ 5,658	¥ 5,038

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.